Summary of Principal Accounting Policies (Details 2) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Fair value of financial instruments
Customer deposits, non-current portion	$ 26,585,537	$ 1,826,599
Liability for exclusive rights, non-current	21,408,384
Fair value
Fair value of financial instruments
Customer deposits, non-current portion	23,509,578	1,681,695
Liability for exclusive rights, non-current	$ 21,408,384